THOMAS S. CLARK
                                                      Senior Counsel
                                                      MetLife Legal Affairs
                                                      Telephone: (860) 308-5811
                                                      Fax: (860) 308-3923

                                                      December 30, 2005


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:    THE TRAVELERS INSURANCE COMPANY ("TIC")
       THE TRAVELERS LIFE AND ANNUITY COMPANY ("TLAC")
       REGISTRATION STATEMENTS ON FORM N-4
       FILINGS PURSUANT TO RULE 497(J) OF THE SECURITIES ACT OF 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, the Registrants shown in the attached Appendix hereby certify that:

     1. For each Registration Statement shown in the Appendix, the form of prospectus supplements and statements of additional information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

     2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(860) 308-5811.

                                                         Very truly yours,

                                                         /s/ Thomas S. Clark

                                                         Thomas S. Clark